Acquisition of GCI (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Aggregate Purchase Price

The aggregate purchase price was $498,050,000, comprised of:

Cash	$331,904
1,986,449 of the Company's Series D preferred shares	47,158
2,514,996 of the Company's Class A common shares	13,908
Settlement of intercompany balances	41,279
Carrying value of previously held equity interest	61,891
Transaction fees	1,910
Aggregate purchase price	$498,050

Summary of Value of Attributed to Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the value attributed to the identifiable assets acquired and liabilities assumed;

Cash and cash equivalents	$70,121
Current assets	5,316
Vessels	1,369,628
Vessels under construction	28,924
Other assets	107,407
Total assets acquired	1,581,396
Debt assumed	1,038,081
Current liabilities	31,115
Other long-term liabilities	14,150
Net assets acquired	$498,050